Long-term Debt, Excluding Current Maturities (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt
Banks and others

	Annual
	interest rate at
	December 31	December 31
	2013	2013	2012
	%
Linkage terms
U.S. dollar	5.89 - 8.56	615	1,133
NIS - not linked	6	225	-
Euro	2.17 - 3.86	454	95
NIS - linked to the Prime rate	P+0.9	68	980
U.S. dollar linked to Libor	4-4.5	720	-

		2,082	2,208
Less - current maturities (banks and others)		(670)	(1,480)

		1,412	728

Schedule Of Maturities Of Long-Term Debt
Minimum future payments at December 31, 2013 due under the long-term debt is as follows:
Long-term
Loan
First year	670
Second year	545
Third year and thereafter	867

2,082